Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
	PRINCIPAL AMOUNT (000s)			MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 194.3% ¤
CORPORATE BONDS & NOTES 2.3%
BANKING & FINANCE 1.3%
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027			$30		$29
Blue Owl Capital Corp.
6.450% due 09/15/2028			170		172
Emirates NBD Bank PJSC
5.125% due 06/29/2031			600		598
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			600		600
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR		300		340
HSBC Holdings PLC
6.000% due 03/29/2040	GBP		1,126		1,464
Jyske Realkredit AS
0.500% due 10/01/2043	DKK		40		5
1.500% due 10/01/2053			12,205		1,510
2.000% due 10/01/2053			5,013		646
2.500% due 10/01/2047			1		0
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043			1,824		233
1.500% due 10/01/2053			1,344		144
2.500% due 10/01/2047			1		0
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~			$400		402
Realkredit Danmark AS
1.500% due 10/01/2053	DKK		9,342		1,150
2.500% due 04/01/2047			6		1
UBS Group AG
0.650% due 09/10/2029	EUR		200		212

					7,506

INDUSTRIALS 0.9%
Beignet Investor LLC
6.581% due 05/30/2049			$2,100		2,143
GSG Bidco Ltd.
5.375% due 06/15/2036	EUR		300		340
6.375% due 06/15/2051			400		462
Road Michigan Property Owner I LLC
7.500% due 03/30/2045			$2,000		1,995

					4,940

UTILITIES 0.1%
COX Asset Mexico SA de CV
7.125% due 01/08/2032			600		610

Total Corporate Bonds & Notes (Cost $14,078)					13,056

U.S. GOVERNMENT AGENCIES 13.3%
Federal Home Loan Mortgage Corp.
5.500% due 05/01/2054 - 08/01/2054			1,890		1,904
5.957% due 07/01/2036 •			13		14
6.181% due 10/01/2036 •			6		6
6.195% due 09/01/2036 •			5		5
Federal Home Loan Mortgage Corp. REMICS
4.307% due 12/15/2037 •			24		24
4.578% due 06/25/2056 •			3,071		3,069
Federal National Mortgage Association
4.000% due 09/01/2048 - 03/01/2049			53		51
4.967% due 09/01/2044 - 10/01/2044 •			4		4
6.000% due 03/01/2054			2,007		2,055
Federal National Mortgage Association REMICS
4.908% due 02/25/2055 •			2,467		2,489
Government National Mortgage Association
3.500% due 05/20/2052 - 01/20/2056			13,150		11,909
Government National Mortgage Association REMICS
4.927% due 08/20/2068 •			999		1,003
Government National Mortgage Association, TBA
3.500% due 07/01/2056			1,000		898
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2056			1,600		1,494

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.500% due 08/01/2056			40,200		38,481
5.000% due 07/01/2056 - 08/01/2056			1,100		1,081
5.500% due 07/01/2056			4,000		4,013
6.000% due 08/01/2056			5,200		5,299

Total U.S. Government Agencies (Cost $73,861)					73,799

U.S. TREASURY OBLIGATIONS 115.1%
U.S. Treasury Bonds
4.875% due 08/15/2045 (j)			79		79
U.S. Treasury Inflation Protected Securities (c)
0.250% due 02/15/2050			777		438
0.625% due 02/15/2043			498		363
0.750% due 02/15/2045 (j)			424		301
1.000% due 02/15/2046			1,827		1,342
1.375% due 02/15/2044			106		86
1.750% due 01/15/2028 (h)			13,532		13,442
2.125% due 02/15/2054			108		95
2.375% due 01/15/2027			14,049		14,014
3.875% due 04/15/2029			16,404		17,231
0.125% due 04/15/2027 (f)			32,544		31,911
0.125% due 01/15/2030 (f)			28,598		26,863
0.125% due 07/15/2030 (f)			32,333		30,218
0.125% due 01/15/2031			22,513		20,799
0.125% due 01/15/2032			13,572		12,290
0.250% due 07/15/2029 (f)			30,068		28,686
0.375% due 01/15/2027			6,684		6,597
0.375% due 07/15/2027 (f)			29,266		28,779
0.500% due 01/15/2028 (f)			23,350		22,760
0.750% due 07/15/2028 (f)			22,945		22,441
0.875% due 01/15/2029 (f)			32,831		31,947
1.125% due 10/15/2030 (f)			40,965		39,789
1.250% due 04/15/2028 (f)			31,633		31,130
1.250% due 04/15/2031 (f)			40,854		39,594
1.625% due 10/15/2027 (f)			29,502		29,365
1.625% due 10/15/2029 (f)			50,047		49,712
1.625% due 04/15/2030 (f)			55,744		55,082
1.750% due 01/15/2034			3,249		3,176
1.875% due 07/15/2034 (f)			3,820		3,766
1.875% due 07/15/2035 (f)			2,281		2,231
2.125% due 04/15/2029 (f)			36,167		36,279
2.125% due 01/15/2035 (j)			2,426		2,421
2.375% due 10/15/2028 (f)			35,654		36,046
U.S. Treasury Notes
4.125% due 02/15/2036			40		39
4.250% due 08/15/2035 (j)			129		127

Total U.S. Treasury Obligations (Cost $647,807)					639,439

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Alliance Bancorp Trust
4.243% due 07/25/2037 •			1,161		1,048
BCAP LLC Trust
4.434% due 04/26/2036 ~			165		150
Bear Stearns ALT-A Trust
5.044% due 05/25/2035 ~			206		199
Bear Stearns ARM Trust
4.073% due 07/25/2036 ~			35		30
4.329% due 02/25/2036 ~			82		76
5.153% due 01/25/2035 ~			13		12
CHL Mortgage Pass-Through Trust
5.500% due 01/25/2035			53		54
6.000% due 04/25/2036			156		73
CHL Reperforming Loan REMICS Trust
4.103% due 06/25/2035 •			8		8
Citigroup Mortgage Loan Trust, Inc.
6.028% due 03/25/2034 ~			16		15
Countrywide Alternative Loan Trust
5.500% due 11/25/2035			27		22
CSFB Mortgage-Backed Pass-Through Certificates
4.463% due 10/25/2035 •			145		59
CSMC Trust
4.909% due 10/26/2036 ~			7		6
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037			236		80
GSR Mortgage Loan Trust
4.479% due 01/25/2036 ~			20		19
HarborView Mortgage Loan Trust
4.194% due 05/19/2035 •			140		136
Harvest Funding PLC
4.643% due 11/15/2069 •	GBP		1,400		1,857
IndyMac INDX Mortgage Loan Trust
4.323% due 07/25/2035 •			$1,230		878
Morgan Stanley Residential Mortgage Loan Trust
5.332% due 06/26/2056 •			2,800		2,807

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Residential Asset Securitization Trust
4.163% due 05/25/2035 •		532		310
5.750% due 03/25/2037		205		58
Structured Adjustable Rate Mortgage Loan Trust
4.720% due 03/25/2036 ~		54		43
Structured Asset Mortgage Investments II Trust
4.183% due 04/25/2036 •		2		2
WaMu Mortgage Pass-Through Certificates Trust
4.246% due 08/25/2036 ~		3		3
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
6.500% due 08/25/2035		34		30
Wells Fargo Mortgage-Backed Securities Trust
6.787% due 10/25/2036 ~		1		1

Total Non-Agency Mortgage-Backed Securities (Cost $8,813)				7,976

ASSET-BACKED SECURITIES 10.5%
CMBS OTHER 0.6%
INCREF LLC
5.050% due 01/19/2044 •		2,800		2,802
MF1 LLC
5.789% due 06/19/2037 •		444		444

				3,246

HOME EQUITY OTHER 4.0%
ACE Securities Corp. Home Equity Loan Trust
4.888% due 04/25/2035 •		1,144		1,054
Argent Mortgage Loan Trust
4.243% due 05/25/2035 •		220		204
CIT Mortgage Loan Trust
5.263% due 10/25/2037 •		227		229
Citigroup Mortgage Loan Trust, Inc.
4.168% due 05/25/2037 •		3,400		3,187
4.223% due 12/25/2036 •		32		22
Countrywide Asset-Backed Certificates
4.263% due 03/25/2037 •		241		240
Countrywide Asset-Backed Certificates Trust
3.953% due 11/25/2037 •		2,872		2,733
4.043% due 05/25/2035 •		29		29
4.043% due 07/25/2037 •		217		200
4.163% due 09/25/2037 •		59		54
4.243% due 05/25/2036 •		2,558		2,186
5.805% due 04/25/2036 ~		147		138
Fremont Home Loan Trust
4.033% due 10/25/2036 •		329		298
GSAMP Trust
4.498% due 09/25/2035 •		14		14
4.738% due 03/25/2035 •		350		340
Home Equity Asset Trust
4.460% due 10/25/2035 •		875		867
Home Equity Mortgage Loan Asset-Backed Trust
3.983% due 04/25/2037 •		307		242
HSI Asset Securitization Corp. Trust
4.303% due 02/25/2036 •		52		51
Long Beach Mortgage Loan Trust
4.003% due 08/25/2036 •		271		108
MASTR Asset-Backed Securities Trust
4.103% due 06/25/2036 •		686		644
Merrill Lynch Mortgage Investors Trust
4.183% due 02/25/2037 •		5,129		1,412
OBX Trust
5.192% due 04/25/2056 þ		1,423		1,417
Renaissance Home Equity Loan Trust
4.863% due 09/25/2037 •		2,948		1,145
Residential Asset Securities Corporation Trust
4.043% due 09/25/2036 •		982		978
4.243% due 08/25/2036 •		974		867
Securitized Asset-Backed Receivables LLC Trust
4.438% due 10/25/2035 •		1,366		1,343
Soundview Home Loan Trust
3.963% due 06/25/2037 •		2,480		1,765
Structured Asset Securities Corp. Mortgage Loan Trust
4.333% due 10/25/2036 •		391		389
Wells Fargo Home Equity Asset-Backed Securities Trust
6.163% due 12/25/2034 •		147		147

				22,303

MANUFACTURING HOUSE ABS OTHER 0.5%
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		3,087		2,957

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
WHOLE LOAN COLLATERAL 1.6%
Citigroup Mortgage Loan Trust, Inc.
4.258% due 10/25/2036 •			913		904
First Franklin Mortgage Loan Trust
3.983% due 12/25/2037 •			813		785
4.468% due 11/25/2036 •			1,252		1,222
IndyMac INDB Mortgage Loan Trust
3.903% due 07/25/2036 •			3,307		1,005
Lehman XS Trust
4.421% due 06/25/2036 þ			478		466
Securitized Asset-Backed Receivables LLC Trust
4.263% due 05/25/2036 •			3,174		1,699
Specialty Underwriting & Residential Finance Trust
4.083% due 09/25/2037 •			5,920		2,842

					8,923

OTHER ABS 3.8%
BCRED PC Static LLC
4.974% due 04/27/2036 •			1,400		1,400
BlueMountain Fuji EUR CLO V DAC
3.114% due 01/15/2033 •	EUR		1,531		1,751
Capital Four CLO IV DAC
3.394% due 04/15/2038 •			2,600		2,971
CVC Cordatus Loan Fund XXI DAC
3.377% due 09/22/2034 •			1,015		1,161
Dryden 35 Euro CLO DAC
3.220% due 01/17/2033 •			340		389
Dryden Euro CLO
3.498% due 10/18/2039 •			2,600		2,973
GoldenTree Loan Management U.S. CLO 8 Ltd.
4.825% due 10/20/2034 •			$2,000		2,003
Hayfin Emerald CLO V DAC
3.449% due 11/17/2037 •	EUR		1,100		1,259
Navient Education Loan Trust
4.860% due 09/15/2056			$1,379		1,373
Nelnet Student Loan Trust
4.610% due 02/21/2061			1,173		1,153
4.909% due 02/21/2061 •			1,173		1,175
Northwoods Capital XII-B Ltd.
4.854% due 06/15/2031 •			45		45
Symphony CLO XXII Ltd.
4.855% due 04/18/2033 •			832		833
Symphony CLO XXXII Ltd.
4.816% due 10/23/2035			1,300		1,302
TCI-Symphony CLO Ltd.
4.950% due 10/13/2032 •			230		230
Voya Euro CLO II DAC
3.164% due 07/15/2035 •	EUR		700		800

					20,818

Total Asset-Backed Securities (Cost $62,699)					58,247

SOVEREIGN ISSUES 8.7%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033			$700		698
4.875% due 04/30/2029			300		302
5.000% due 04/30/2034			300		305
Brazil Government International Bonds
4.000% due 04/23/2030	EUR		300		344
Canada Government Real Return Bonds
4.250% due 12/01/2026 (c)	CAD		5,229		3,746
Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR		100		122
French Republic Government Bonds OAT
0.100% due 07/25/2036 (c)			2,720		2,676
0.100% due 07/25/2038 (c)			123		116
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2033 (c)			5,875		6,159
0.400% due 05/15/2030 (c)			1,274		1,420
1.800% due 05/15/2036 (c)			4,368		5,011
Japan Government CPI-Linked Bonds
0.005% due 03/10/2034 (c)	JPY		84,486		498
0.100% due 03/10/2028 (c)			731,422		4,516
0.100% due 03/10/2029 (c)			1,554,010		9,553
Japan Government Thirty Year Bonds
3.400% due 12/20/2055			430,000		2,414
Kuwait International Government Bonds
4.804% due 04/20/2033			$800		799

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
U.K. Gilts
4.000% due 10/22/2031	GBP		7,200		9,398

Total Sovereign Issues (Cost $53,222)					48,077

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Bank of America Corp.
5.875% due 03/15/2028 (d)			917,000		926

Total Preferred Securities (Cost $917)					926

REAL ESTATE INVESTMENT TRUSTS 42.7%
REAL ESTATE 42.7%
Acadia Realty Trust			25,415		531
Agree Realty Corp.			18,662		1,413
Alexandria Real Estate Equities, Inc.			2,984		158
American Assets Trust, Inc.			17,678		436
American Healthcare REIT, Inc.			44,286		2,309
American Homes 4 Rent			69,060		2,315
Americold Realty Trust, Inc.			4,434		70
Apartment Investment & Management Co.			931		3
Apple Hospitality REIT, Inc.			41,759		702
AvalonBay Communities, Inc.			29,061		5,483
Brandywine Realty Trust			2,089		7
Brixmor Property Group, Inc.			59,320		1,870
Broadstone Net Lease, Inc.			57,170		1,182
BXP, Inc.			32,082		2,127
Camden Property Trust			19,695		2,255
CareTrust REIT, Inc.			26,285		1,061
CBL & Associates Properties, Inc.			5,246		278
Centerspace			199		11
Chiron Real Estate, Inc.			151		6
Community Healthcare Trust, Inc.			308		6
COPT Defense Properties			12,343		449
Cousins Properties, Inc.			21,120		633
CubeSmart			49,170		1,955
Curbline Properties Corp.			15,022		457
DiamondRock Hospitality Co.			62,306		759
Digital Realty Trust, Inc.			66,366		11,918
Diversified Healthcare Trust			374,143		3,480
Douglas Emmett, Inc.			2,730		32
Easterly Government Properties, Inc.			520		13
EastGroup Properties, Inc.			8,152		1,651
Empire State Realty Trust, Inc.			1,696		9
EPR Properties			7,243		420
Equinix, Inc.			19,616		20,448
Equity LifeStyle Properties, Inc.			14,565		939
Equity Residential			71,632		4,866
Essential Properties Realty Trust, Inc.			2,952		88
Essex Property Trust, Inc.			13,767		4,014
Extra Space Storage, Inc.			35,072		5,096
Federal Realty Investment Trust			18,535		2,288
First Industrial Realty Trust, Inc.			25,562		1,567
Four Corners Property Trust, Inc.			1,312		32
Getty Realty Corp.			722		24
Gladstone Commercial Corp.			9,329		115
Global Net Lease, Inc.			37,136		332
Healthcare Realty Trust, Inc.			68,062		1,373
Healthpeak Properties, Inc.			176,617		3,780
Highwoods Properties, Inc.			9,940		300
Host Hotels & Resorts, Inc.			213,823		5,070
Hudson Pacific Properties, Inc.			41,016		623
Independence Realty Trust, Inc.			44,919		750
Innovative Industrial Properties, Inc.			5,360		332
Invitation Homes, Inc.			114,952		3,473
Janus Living, Inc. Class A			35,281		1,014
JBG SMITH Properties			714		10
Kilroy Realty Corp.			27,646		1,036
Kimco Realty Corp.			134,614		3,412
Kite Realty Group Trust			45,685		1,297
LXP Industrial Trust			1,068		58
Macerich Co.			53,851		1,356
Medical Properties Trust, Inc.			5,909		27
Mid-America Apartment Communities, Inc.			22,301		3,098
National Health Investors, Inc.			573		44
National Storage Affiliates Trust			13,730		611
NET Lease Office Properties			177		2
NETSTREIT Corp.			1,354		29
NexPoint Residential Trust, Inc.			260		7

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

	$	$
NNN REIT, Inc.	36,474		1,697
Omega Healthcare Investors, Inc.	57,738		2,753
Park Hotels & Resorts, Inc.	37,176		530
Pebblebrook Hotel Trust	40,607		788
Phillips Edison & Co., Inc.	14,122		588
Piedmont Realty Trust, Inc.	24,223		222
Prologis, Inc.	201,498		27,297
Public Storage	31,385		9,990
Realty Income Corp.	160,161		9,924
Regency Centers Corp.	26,262		2,094
Rexford Industrial Realty, Inc.	3,748		126
RLJ Lodging Trust	28,190		334
Ryman Hospitality Properties, Inc.	15,537		1,997
Sabra Health Care REIT, Inc.	12,893		252
Service Properties Trust	6,993		12
Sila Realty Trust, Inc.	652		20
Simon Property Group, Inc.	62,549		13,989
SITE Centers Corp.	628		2
SL Green Realty Corp.	18,503		958
Smartstop Self Storage REIT, Inc.	665		22
STAG Industrial, Inc.	3,193		122
Summit Hotel Properties, Inc.	66,992		470
Sun Communities, Inc.	9,233		1,107
Sunstone Hotel Investors, Inc.	59,748		684
Tanger, Inc.	14,043		554
Terreno Realty Corp.	13,652		884
UDR, Inc.	73,949		2,952
UMH Properties, Inc.	958		14
Universal Health Realty Income Trust	152		7
Urban Edge Properties	23,799		544
Ventas, Inc.	92,755		8,237
Vornado Realty Trust	44,135		1,734
Welltower, Inc.	140,645		31,922
WP Carey, Inc.	37,767		2,700
Xenia Hotels & Resorts, Inc.	17,850		363

Total Real Estate Investment Trusts (Cost $185,895)			237,399

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (e)	505,845		506

	PRINCIPAL
	AMOUNT
	(000s)
U.S. TREASURY BILLS 0.0%
3.666% due 08/06/2026 (a)(b)	$1		1

Total Short-Term Instruments (Cost $507)			507

Total Investments in Securities (Cost $1,047,799)			1,079,426

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	26,453		258

Total Short-Term Instruments (Cost $258)			258

Total Investments in Affiliates (Cost $258)			258

Total Investments 194.3% (Cost $1,048,057)			$1,079,684
Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $207)			38
Other Assets and Liabilities, net (94.3)%			(524,073)

Net Assets 100.0%			$555,649

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
CIB	3.710%	06/04/2026	07/16/2026	$(46,383)	$(46,512)
CTR	3.760	07/01/2026	07/02/2026	(353,957)	(353,957)
	3.770	06/30/2026	07/01/2026	(319,330)	(319,364)
DEU	3.710	06/10/2026	07/01/2026	(10,652)	(10,675)
	3.730	07/01/2026	07/16/2026	(25,587)	(25,587)
JPS	3.710	06/03/2026	07/01/2026	(47,939)	(48,077)
NOM	3.720	06/11/2026	07/09/2026	(16,155)	(16,189)

Total Reverse Repurchase Agreements					$(820,361)

(f)	Securities with an aggregate market value of $488,626 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(427,274) at a weighted average interest rate of 3.712%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	42	$4,615	$32	$0	$(12)
Eurex 30 Year Euro BUXL Futures	09/2026	20	2,542	52	0	(6)
Euro-BTP Italian Bond Futures	09/2026	88	12,000	105	0	(6)
SFE 10 Year Australian Bond Futures	09/2026	85	6,463	91	12	(15)
Three-Month SOFR Futures	03/2027	224	53,738	(11)	0	(17)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	134	15,071	99	0	(30)
Ultra U.S. Treasury Bond Futures	09/2026	281	32,640	697	0	(211)

				$1,065	$12	$(297)

SHORT FUTURES CONTRACTS

					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	455	$(93,790)	$51	$43	$0
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	231	(24,728)	(89)	43	0
CBOT U.S. Long Bond Futures	09/2026	501	(56,864)	(1,481)	329	0
Eurex 10 Year Euro BUND Futures	09/2026	76	(11,058)	(104)	11	0
Eurex 2 Year Euro SCHATZ Futures	09/2026	40	(4,843)	(6)	2	0
Eurex 5 Year Euro BOBL Futures	09/2026	42	(5,537)	(25)	4	0
French Government Bond Futures	09/2026	137	(18,781)	(71)	33	0
TSE Japanese 10 Year Bond Futures	09/2026	9	(7,072)	(17)	26	0

				$(1,742)	$491	$0

Total Futures Contracts				$(677)	$503	$(297)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP 10,100	$(213)	$87	$(126)	$0	$(7)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031	4,440	(21)	(124)	(145)	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY 190,000	25	(1)	24	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	1,250,000	156	0	156	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	613,200	118	2	120	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	319,000	131	21	152	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028	$ 10,600	(1)	608	607	12	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	42,500	(561)	(1,409)	(1,970)	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028	5,700	(1)	327	326	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	20,800	(262)	(683)	(945)	0	(24)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	25,380	115	452	567	54	0
Pay(2)	1-Day USD-SOFR Compounded-OIS	3.997	Annual	11/30/2030	8,600	0	26	26	0	(20)
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030	9,360	0	(30)	(30)	22	0
Pay(2)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	11/30/2030	9,770	0	39	39	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	16,700	(31)	176	145	53	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036	16,100	(62)	79	17	80	0
Pay	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053	2,200	1	(905)	(904)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053	8,700	546	2,589	3,135	73	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053	4,300	60	79	139	46	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053	200	0	6	6	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053	3,838	29	54	83	41	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053	1,200	0	(510)	(510)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	4,200	261	1,285	1,546	35	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	5,300	118	1,065	1,183	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	3,100	83	285	368	31	0
Receive	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027	EUR 12,700	0	(62)	(62)	2	0
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	32,210	(475)	(106)	(581)	0	(42)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052	3,700	229	2,024	2,253	4	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052	3,900	2	2,368	2,370	5	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052	8,700	542	4,745	5,287	11	0
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056	2,710	119	(113)	6	3	0
Receive(2)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056	4,530	64	18	82	6	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027	900	0	24	24	1	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027	6,700	0	120	120	6	0
Receive	CPTFEMU	2.975	Maturity	08/15/2027	3,700	15	10	25	3	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	CPTFEMU	1.380	Maturity	03/15/2031		4,900	(34)	(1,093)	(1,127)	0	(10)
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,000	54	96	150	14	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,500	(23)	(14)	(37)	4	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		200	0	3	3	0	0
Pay	CPTFEMU	2.363	Maturity	11/15/2033		1,100	0	33	33	0	(3)
Receive	CPTFEMU	2.488	Maturity	05/15/2037		540	14	(7)	7	1	0
Pay	CPTFEMU	1.243	Maturity	08/15/2039		930	0	(267)	(267)	0	(2)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		100	0	2	2	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		500	(13)	26	13	0	(1)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		700	1	14	15	0	(1)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		350	0	(5)	(5)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		1,000	0	87	87	0	(1)
Pay	CPTFEMU	2.680	Maturity	04/15/2053		900	1	112	113	0	(1)
Receive	CPTFEMU	2.620	Maturity	11/15/2053		300	0	(33)	(33)	0	0
Pay	CPURNSA	3.435	Maturity	08/01/2026		$ 4,700	0	(37)	(37)	1	0
Pay	CPURNSA	3.434	Maturity	08/27/2026		5,300	0	(22)	(22)	10	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		8,900	0	1,650	1,650	0	(5)
Receive	CPURNSA	1.890	Maturity	08/27/2027		4,400	0	784	784	0	(2)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	(395)	(396)	12	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,700	0	(1,117)	(1,117)	1	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		6,900	5	(1,107)	(1,102)	0	(1)
Pay	CPURNSA	1.280	Maturity	05/19/2030		5,300	0	(1,246)	(1,246)	0	(1)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	1,280	5	(34)	(29)	0	(3)
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	3,300	2	(4)	(2)	6	0
Pay	UKRPI	3.500	Maturity	08/15/2034		2,300	13	46	59	0	(8)
Pay	UKRPI	3.466	Maturity	09/15/2034		1,000	0	19	19	0	(4)

Total Swap Agreements							$1,011	$10,037	$11,048	$597	$(241)

(h)	Securities with an aggregate market value of $1,258 and cash of $5,558 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	Unsettled variation margin liability of $(47) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026	AUD	329		$236	$8	$0
	07/2026	CNH	406		60	0	0
	07/2026	NZD	2,754		1,627	62	0
	07/2026		$82	CAD	116	0	0
	07/2026		1,397	NZD	2,472	8	0
	08/2026	CAD	116		$82	0	0
	08/2026	NZD	2,472		1,398	0	(8)
BOA	07/2026	BRL	52		10	0	0
	07/2026	JPY	30,878		194	4	0
	07/2026	KRW	35,515		23	0	0
	07/2026	NOK	1,090		110	0	0
	07/2026		$10	BRL	52	0	0
	07/2026		350	CNH	2,366	0	(2)
	07/2026		396	NOK	3,682	0	(24)
	07/2026		40	PLN	151	0	0
	08/2026		ILS656		$221	0	0
	08/2026		$65	INR	6,137	0	0
	09/2026	MXN	846		$48	0	0
	09/2026		$59	INR	5,604	0	0
BPS	07/2026	BRL	1,072		$207	1	(1)
	07/2026	CAD	270		196	5	0
	07/2026	CHF	288		366	10	0
	07/2026	CNH	2,499		369	1	0
	07/2026	IDR	40,808,848		2,277	1	(2)
	07/2026	ILS	1,053		357	3	0
	07/2026	INR	76,837		800	0	(12)
	07/2026	JPY	104,448		657	15	0
	07/2026	KRW	177,327		116	2	0
	07/2026	THB	10,631		324	4	(1)
	07/2026		$208	BRL	1,072	0	(1)
	07/2026		892	IDR	15,957,192	1	0
	07/2026		2,261	INR	214,405	5	(4)
	07/2026		644	JPY	104,300	0	(3)
	07/2026		536	KRW	822,730	0	(4)
	07/2026		139	TWD	4,400	0	(1)
	07/2026		80	ZAR	1,319	0	0
	08/2026	DKK	5,222		$797	0	(3)
	08/2026	IDR	5,030,587		280	0	0
	08/2026	ILS	145		49	0	0
	08/2026		$813	BRL	4,246	3	0
	08/2026		543	INR	51,547	0	0
	09/2026	IDR	4,439,679		$245	0	(2)
	09/2026	THB	20,283		619	5	(1)
	09/2026		$1,449	IDR	25,652,718	2	(27)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026		161	INR	15,337	0	0
	09/2026		60	THB	1,961	0	0
	12/2026		157	IDR	2,858,129	1	0
BRC	07/2026	ILS	977		$330	2	0
	07/2026	JPY	103,990		643	4	0
	07/2026	NZD	4,001		2,366	94	0
	07/2026	TRY	81		2	0	0
	07/2026		$1,457	TRY	69,461	11	0
	07/2026		401	ZAR	6,513	0	(4)
	08/2026		643	JPY	103,717	0	(4)
BSH	07/2026	JPY	553,489		$3,481	77	0
	07/2026		$2,420	NZD	4,282	13	0
	08/2026	NZD	4,282		$2,422	0	(13)
	09/2026		$7,174	BRL	36,795	0	(151)
CBK	07/2026	DKK	5,000		$780	16	0
	07/2026	IDR	1,241,416		69	0	0
	07/2026	ILS	1,174		404	9	0
	07/2026	INR	50,858		539	2	0
	07/2026	NOK	1,320		142	9	0
	07/2026		$422	IDR	7,577,990	1	0
	07/2026		525	INR	50,858	12	0
	07/2026		59	KRW	89,611	0	(1)
	07/2026		162	PLN	594	0	(5)
	07/2026		50	TWD	1,576	0	0
	08/2026	ILS	1,883		$653	20	0
	08/2026		$111	ILS	329	0	0
	08/2026		101	INR	9,577	0	0
	09/2026	IDR	16,335,594		$905	0	(2)
	09/2026	INR	4,828		50	0	(1)
	09/2026	THB	11,398		344	0	(1)
	09/2026		$519	COP	2,007,439	58	0
	09/2026		301	IDR	5,359,367	0	(3)
	09/2026		134	MXN	2,403	2	0
	12/2026		483	IDR	8,772,246	1	0
DUB	07/2026	IDR	989,541		$55	0	0
	07/2026	INR	18,582		197	1	0
	07/2026		$131	INR	12,666	2	0
	07/2026		31	NOK	291	0	(2)
	07/2026		162	PLN	602	0	(2)
	07/2026		187	ZAR	3,029	0	(3)
	09/2026	IDR	13,023,570		$723	0	0
	09/2026		$184	IDR	3,349,477	2	0
	09/2026		197	INR	18,708	0	(1)
	12/2026		150	IDR	2,726,196	0	0
FAR	07/2026	CNH	2,486		$367	1	0
	07/2026	GBP	7,123		9,579	130	0
	07/2026	INR	22,534		239	1	0
	07/2026	JPY	12,838		81	2	0
	07/2026	SGD	8,307		6,511	91	0
	07/2026		$1,061	CNH	7,214	2	0
	07/2026		236	INR	22,534	2	0
	07/2026		15,822	JPY	2,560,052	0	(77)
	07/2026		1,012	PLN	3,710	0	(26)
	07/2026		261	ZAR	4,315	2	0
	08/2026	CNH	7,198		$1,061	0	(2)
	08/2026	ILS	956		334	12	0
	08/2026	JPY	2,553,353		15,822	78	0
	09/2026		$115	INR	11,056	1	0
	09/2026		109	MXN	1,926	0	0
GLM	07/2026	BRL	3,663		$715	6	(1)
	07/2026	IDR	7,697,026		430	0	(1)
	07/2026	KRW	164,484		107	0	0
	07/2026		$723	BRL	3,663	0	(13)
	07/2026		7,848	CAD	11,167	26	0
	07/2026		429	IDR	7,697,026	1	0
	07/2026		107	KRW	164,460	0	0
	08/2026	CAD	11,151		$7,848	0	(26)
	08/2026		$128	INR	12,279	1	0
	09/2026	IDR	7,742,101		$429	0	0
	09/2026	MXN	555		32	0	0
	09/2026	THB	27,476		851	19	0
	09/2026		$860	IDR	15,446,966	2	(5)
	09/2026		536	INR	51,528	6	0
	09/2026		178	MXN	3,103	0	(2)
IND	07/2026	DKK	8,939		$1,395	29	0
JPM	07/2026	AUD	1,426		1,017	29	0
	07/2026	BRL	1,360		264	1	0
	07/2026	ILS	2,763		925	0	(3)
	07/2026	INR	4,964		53	0	0
	07/2026	KRW	50,827		33	0	0
	07/2026	NOK	1,691		171	0	0
	07/2026		$263	BRL	1,360	1	0
	07/2026		61	IDR	1,097,945	0	0
	07/2026		53	INR	4,964	0	0
	07/2026		50	KRW	77,384	0	0
	07/2026		1,443	PLN	5,261	0	(45)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		228	THB	7,630	2	0
	08/2026	ILS	3,254		$1,120	25	0
	08/2026		$215	INR	20,423	0	0
	08/2026		171	NOK	1,692	0	0
	09/2026	IDR	1,104,046		$61	0	0
	09/2026	MXN	698		39	0	0
	09/2026	THB	21,845		669	10	(2)
	09/2026		$432	INR	41,178	1	0
	09/2026		5,837	MXN	101,444	0	(72)
	10/2026		264	BRL	1,390	0	(1)
	12/2026	MXN	367		$21	0	0
	12/2026		$297	MXN	5,243	0	(1)
MBC	07/2026	AUD	6		$4	0	0
	07/2026	CHF	2,861		3,632	93	(2)
	07/2026	EUR	552		642	11	0
	07/2026	IDR	106,097		6	0	0
	07/2026	INR	18,655		198	1	0
	07/2026	JPY	515,739		3,246	74	0
	07/2026	KRW	611,268		403	8	0
	07/2026	NOK	545		55	0	0
	07/2026		$671	AUD	972	2	0
	07/2026		2,760	DKK	18,093	6	0
	07/2026		270	EUR	232	0	(5)
	07/2026		6	IDR	106,097	0	0
	07/2026		305	INR	29,359	5	0
	07/2026		75	NOK	692	0	(5)
	08/2026	AUD	96		$67	0	0
	08/2026	DKK	18,062		2,760	0	(6)
	08/2026		$76	INR	7,234	0	0
	08/2026		55	NOK	546	0	0
	09/2026	THB	6,815		$204	0	(2)
	09/2026		$821	INR	78,570	4	(1)
NGF	07/2026	IDR	7,124,519		$398	0	0
	07/2026		$400	IDR	7,124,519	0	(1)
	07/2026		308	INR	29,631	5	0
	09/2026	IDR	7,164,475		$400	2	0
	09/2026		$184	IDR	3,272,017	0	(2)
SCX	07/2026	INR	14,630		$154	0	0
	07/2026		$142	IDR	2,546,611	0	0
	07/2026		405	INR	38,854	5	0
	08/2026		318		30,500	3	0
	09/2026	IDR	7,939,906		$440	0	(1)
	09/2026	THB	12,094		373	7	0
	09/2026		$469	IDR	8,415,644	1	(3)
	09/2026		154	INR	14,728	0	0
SOG	07/2026	CNH	4,189		$619	2	0
	07/2026	DKK	9,385		1,461	27	0
	07/2026	EUR	26,521		30,937	635	0
	07/2026	JPY	1,342,977		8,453	194	0
	07/2026		$544	AUD	789	2	0
	07/2026		4,023	CHF	3,255	5	0
	07/2026		30,531	EUR	26,841	137	0
	07/2026		6,424	SGD	8,319	6	0
	08/2026	AUD	789		$544	0	(2)
	08/2026	CAD	94		66	0	0
	08/2026	CHF	3,243		4,023	0	(5)
	08/2026	EUR	26,841		30,573	0	(137)
	08/2026	SGD	8,300		6,424	0	(7)
SSB	07/2026	CAD	11,209		8,129	225	0
	07/2026	CHF	106		134	4	0
	07/2026		$72	CAD	102	0	0
	07/2026		9,416	GBP	7,123	33	0
	08/2026	CAD	102		$72	0	0
	08/2026	GBP	7,123		9,416	0	(33)
	08/2026		$500	COP	1,907,697	52	0
UAG	07/2026		165	PLN	604	0	(5)
	09/2026	MXN	869		$50	0	0
	09/2026	THB	1,267		39	0	0
	12/2026	COP	4,258,411		1,091	0	(107)

Total Forward Foreign Currency Contracts						$2,507	$(890)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	$(287)	$(132)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,700	$(15)	$(3)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,700	(15)	(13)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	13,400	(122)	(16)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	13,400	(122)	(127)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	10,100	(92)	(20)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	10,100	(93)	(70)
SOG	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.000	08/27/2026	5,100	(29)	(24)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-SOFR	Pay	4.500	08/27/2026	5,100	(29)	(8)

							$(517)	$(281)

Total Written Options							$(804)	$(413)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	DWRTFT Index	503	4.210% (SOFR plus a specified spread)	Monthly	08/05/2026	$8,326	$0	$(28)	$0	$(28)
	Receive	DWRTFT Index	5,576	4.370% (SOFR plus a specified spread)	Monthly	09/02/2026	92,294	0	(286)	0	(286)
JPM	Receive	DWRTFT Index	1,617	4.160% (SOFR plus a specified spread)	Monthly	08/05/2026	26,765	0	(89)	0	(89)
	Receive	DWRTFT Index	2,056	4.370% (SOFR plus a specified spread)	Monthly	09/02/2026	34,031	0	(96)	0	(96)
MYI	Receive	DWRTFT Index	9,533	4.610% (SOFR plus a specified spread)	Monthly	09/23/2026	157,790	0	(121)	0	(121)

								$0	$(620)	$0	$(620)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	MLPIREIL Index	426,133	4.360% (SOFR plus a specified spread)	Monthly	06/09/2027	$47,726	$0	$(353)	$0	$(353)
	Pay	MLPIREIS Index	427,326	4.160% (SOFR plus a specified spread)	Monthly	06/09/2027	44,451	0	(708)	0	(708)

								$0	$(1,061)	$0	$(1,061)

Total Swap Agreements								$0	$(1,681)	$0	$(1,681)

(j)

Securities with an aggregate market value of $425 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.

(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,506	$0	$7,506
Industrials	0	4,940	0	4,940
Utilities	0	610	0	610
U.S. Government Agencies	0	73,799	0	73,799
U.S. Treasury Obligations	0	639,439	0	639,439
Non-Agency Mortgage-Backed Securities	0	7,976	0	7,976
Asset-Backed Securities
CMBS Other	0	3,246	0	3,246
Home Equity Other	0	22,303	0	22,303
Manufacturing House ABS Other	0	2,957	0	2,957
Whole Loan Collateral	0	8,923	0	8,923
Other ABS	0	20,818	0	20,818
Sovereign Issues	0	48,077	0	48,077
Preferred Securities
Banking & Finance	0	926	0	926
Real Estate Investment Trusts
Real Estate	237,399	0	0	237,399
Short-Term Instruments
Mutual Funds	0	506	0	506
U.S. Treasury Bills	0	1	0	1

	$237,399	$842,027	$0	$1,079,426

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$258	$0	$0	$258

Total Investments	$237,657	$842,027	$0	$1,079,684

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	88	1,012	0	1,100
Over the counter	0	2,507	0	2,507
	$88	$3,519	$0	$3,607
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	(511)	0	(538)
Over the counter	0	(2,984)	0	(2,984)

	$(27)	$(3,495)	$0	$(3,522)

Total Financial Derivative Instruments	$61	$24	$0	$85

Totals	$237,718	$842,051	$0	$1,079,769

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust